SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
NOTE 1 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations and Continuance of Operations

BioDrain Medical, Inc. (the "Company") was incorporated under the laws of the State of Minnesota in 2002. The Company is developing an environmentally safe system for the collection and disposal of infectious fluids that result from surgical procedures and post-operative care.

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. The Company has suffered recurring losses from operations and has a shareholders’ deficit. These factors raise substantial doubt about its ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Management hired an investment banker in 2010 to raise an additional $3-$5 million in new equity. The banker was unable to raise the expected $500,000 by September 30, 2010 and the balance within 3 months, but the Company raised approximately $229,000 in equity and $605,000 in convertible debt in 2010 and $992,000 in equity and $251,000 in convertible debt in 2011 through alternative means. Although the Company's ability to raise all of this new capital is in substantial doubt it did receive approximately $2,075,000 through private placements of equity and convertible debt in 2010 and 2011, and the Company's April 1, 2009 510(k) clearance from the FDA to authorize the Company to market and sell its FMS products is being received very positively. The Company engaged a new investment banker in May 2011 to raise approximately $2 million and if the Company is successful in raising at least $2 million in new equity it will have sufficient capital to operate its business and execute its business plan for at least the next 12 months. The Company currently has a commitment for $1 million in convertible debt from an institutional investor that is contingent upon raising an equal amount of equity prior to closing. The Company is continuing its efforts to raise at least $1 million in equity so that it can take advantage of the $1 million commitment from the institutional investor. If the Company raises the additional capital by issuing additional equity securities, its existing shareholders will likely experience substantial dilution.

Recent Accounting Developments

In the first quarter 2011 we adopted new guidance on separating consideration in multiple-deliverable arrangements. The guidance addresses how to determine whether an arrangement involving multiple deliverables contains more than one unit of accounting and how the consideration should be allocated among the separate units of accounting. The adoption of this guidance did not have a material impact on our financial statements.

We reviewed all other significant newly issued accounting pronouncements and determined they are either not applicable to our business or that no material effect is expected on our financial position and results of our operations.

Valuation of Intangible Assets

We review identifiable intangible assets for impairment in accordance with ASC 360-Property Plant and Equipment ("ASC 360"), whenever events or changes in circumstances indicate the carrying amount may not be recoverable. Our intangible assets are currently solely the costs of obtaining trademarks and patents. Events or changes in circumstances that indicate the carrying amount may not be recoverable include, but are not limited to, a significant change in the medical device marketplace and a significant adverse change in the business climate in which we operate. If such events or changes in circumstances are present, the undiscounted cash flows method is used to determine whether the intangible asset is impaired. Cash flows would include the estimated terminal value of the asset and exclude any interest charges. If the carrying value of the asset exceeds the undiscounted cash flows over the estimated remaining life of the asset, the asset is considered impaired, and the impairment is measured by reducing the carrying value of the asset to its fair value using the discounted cash flows method. The discount rate utilized is based on management's best estimate of the related risks and return at the time the impairment assessment is made.

Our accounting estimates and assumptions bear various risks of change, including the length of the current recession facing the United States, the expansion of the slowdown in consumer spending in the U.S. medical markets despite the early expressed opinions of financial experts that the medical market would not be as affected as other markets and failure to gain acceptance in the medical market.

Accounting Policies and Estimates

The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Presentation of Taxes Collected from Customers

Sales taxes are imposed on the Company’s sales to nonexempt customers. The Company collects the taxes from customers and remits the entire amounts to the governmental authorities. The Company’s accounting policy is to exclude the taxes collected and remitted from revenues and expenses.

Shipping and Handling

Shipping and handling charges billed to customers are recorded as revenue. Shipping and handling costs are recorded within cost of goods sold on the statement of operations.

Advertising

Advertising costs are expensed as incurred. There were no advertising expenses in the three months and nine months ended September 30, 2011 and September 30, 2010.

Research and Development

Research and development costs are charged to operations as incurred. There were no research and development expenses in the three months and nine months ended September 30, 2011 and September 30, 2010.

Revenue Recognition

The Company recognizes revenue in accordance with the SEC’s Staff Accounting Bulletin No. 101, Revenue Recognition in Financial Statements, as amended by Staff Accounting Bulletin No. 104 (together, SAB 101), and ASC 605-Revenue Recognition.

Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed and determinable and collectability is probable. Delivery is considered to have occurred upon either shipment of the product or arrival at its destination based on the shipping terms of the transaction. The Company standard terms specify that shipment is FOB BioDrain and the Company will, therefore recognize revenue upon shipment in most cases. This revenue recognition policy applies to shipments of the FMS units as well as shipments of cleaning solution kits. When these conditions are satisfied, the Company recognizes gross product revenue, which is the price it charges generally to its customers for a particular product. Under the Company’s standard terms and conditions there is no provision for installation or acceptance of the product to take place prior to the obligation of the customer. The customer’s right of return is limited only to the Company’s standard warranty whereby the Company replaces or repairs, at its option, and it would be very rare that the unit or significant quantities of cleaning solution kits may be returned. Additionally, since the Company buys both the FMS units and cleaning solution kits from “turnkey” suppliers the Company would have the right to replacements from the suppliers if this situation should occur.

Receivables

Receivables are reported at the amount the Company expects to collect on balances outstanding. The Company has determined there will be no losses on balances outstanding at September 30, 2011.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation of property and equipment is computed using the straight-line method over the estimated useful lives of the respective assets. Estimated useful asset life by classification is as follows:
Years
Computers and office equipment	3
Furniture and fixtures	5

Upon retirement or sale, the cost and related accumulated depreciation are removed from the balance sheet and the resulting gain or loss is reflected in operations. Maintenance and repairs are charged to operations as incurred.

Intangible Assets

Intangible assets consist of patent costs. These assets are not subject to amortization until the property patented is in production. The assets are reviewed for impairment annually, and impairment losses, if any, are charged to operations when identified. No impairment losses have been identified by management.

Income Taxes

The Company accounts for income taxes in accordance with ASC 740- Income Taxes(“ASC 740”). Under ASC 740, deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and net operating loss and credit carry forwards using enacted tax rates in effect for the year in which the differences are expected to impact taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company reviews income tax positions expected to be taken in income tax returns to determine if there are any income tax uncertainties. The Company recognizes tax benefits from uncertain tax positions only if it is more likely than not that the tax positions will be sustained on examination by taxing authorities, based on technical merits of the positions. The Company has identified no income tax uncertainties.

Tax years subsequent to 2006 remain open to examination by federal and state tax authorities.

Patents and Intellectual Property

The Company, in June 2008, completed and executed an agreement to secure exclusive ownership of the patent from an inventor, Marshall Ryan. Mr. Ryan received a combination of cash and warrants, and he will receive a 4% royalty on FMS (the Product) sales for the life of the patent. At the signing of the agreement, Mr. Ryan received $75,000 in exchange for the exclusive assignment of the patent. In addition, on June 30, 2009, Mr. Ryan, through his Mid-State Stainless, Inc. entity, was entitled to receive $100,000 as payment (currently recorded as an account payable with the Company) for past research and development activities. Should Mr. Ryan be utilized in the future for additional product development activities, he will be compensated at a rate of ninety five dollars ($95.00) per hour.

Mr. Ryan also received a warrant, with immediate vesting, to purchase 150,000 shares of the Company's common stock at a price of $.35 per share. The warrant has a term of five years, ending on June 30, 2013 and is assigned a value of $28,060 using a Black-Scholes formula and this amount was expensed as consulting expense in 2008 using a 5-year expected life, a 3.73% risk free interest rate, an expected 59% volatility and a zero dividend rate. Should there be a change in control of the Company (defined as greater than 50% of the Company’s outstanding stock or substantially all of its assets being transferred to one independent person or entity), Mr. Ryan will be owed a total of $2 million to be paid out over the life of the patent if the change in control occurs within 12 months of the first sale of the product; or $1 million to be paid out over the life of the patent if the change in control occurs between 12 and 24 months of the first sale of the product; or $500,000 to be paid out over the life of the patent if the change in control occurs between 24 and 36 months of the first sale of the product. There will be no additional payment if a change in control occurs more than 36 months after the first sale of the product.

Subsequent Events

The Company has evaluated subsequent events through the date of this filing. The Company does not believe there are subsequent events that require disclosure.

Interim Financial Statements

The Company has prepared the unaudited interim financial statements and related unaudited financial information in the footnotes in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial statements. These interim financial statements reflect all adjustments consisting of normal recurring accruals, which, in the opinion of management, are necessary to present fairly the Company’s financial position, the results of its operations and its cash flows for the interim periods. These interim financial statements should be read in conjunction with the annual financial statements and the notes thereto contained in the Form 10-K filed with the SEC on March 31, 2011. The nature of the Company’s business is such that the results of any interim period may not be indicative of the results to be expected for the entire year.

NOTE 1 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations and Continuance of Operations
BioDrain Medical, Inc. was incorporated under the laws of the State of Minnesota in 2002. The Company is developing an environmentally safe system for the collection and disposal of infectious fluids that result from surgical procedures and post-operative care.

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. The company has suffered recurring losses from operations and has a stockholders’ deficit. These factors raise substantial doubt about its ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Although management has hired investment bankers to raise capital in the past, with little success, we continue to work with a number of consultants and advisors to raise up to $3 million by the end of 2011.  Although our ability to raise this new capital is in substantial doubt we received $825,000 and $725,000, respectively, through private placements of equity and convertible debt in 2010 and 2009, and our April 1, 2009 510(k) clearance from the FDA to authorize us to market and sell our FMS products is being received very positively.  If the Company is successful in raising at least $3 million in new equity we will have sufficient capital to operate our business and execute our business plan for at least the next 12 months. If the Company raises the additional capital by issuing additional equity securities its shareholders could experience substantial dilution.

Recent Accounting Developments

Issued in January 2010, ASU Update 2010-06, Fair Value Measures and Disclosures, provides amendments to Topic 820 that will provide more robust disclosures about (1) the different classes of assets and liabilities measured at fair value, (2) the valuation techniques and inputs used, (3) the activity in level 3 fair value measurements, and (4) the transfers between levels 1, 2, and 3.  ASC Update 2010-06 is effective for fiscal years beginning after December 15, 2010. We do not expect adoption of ASU Update 2010-06 to have a material effect to our financial statements or our disclosures.

Issued in October 2009, ASU Update 2009-13, Revenue Recognition Topic 605 - Multiple-Deliverable Revenue Arrangements provides guidance for separating consideration in multiple-deliverable arrangements. ASC Number 2009-13 is effective for fiscal years beginning on or after June 15, 2010. We do not expect adoption of ASU Update 2009-13 to have a material effect on our financial statements.

We reviewed all other significant newly issued accounting pronouncements and determined they are either not applicable to our business or that no material effect is expected on our financial position and results of our operations.

Accounting Policies and Estimates
The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Presentation of Taxes Collected from Customers

Sales taxes are imposed on the Company’s sales to nonexempt customers.  The Company collects the taxes from customers and remits the entire amounts to the governmental authorities.  The Company’s accounting policy is to exclude the taxes collected and remitted from revenues and expenses.

Shipping and Handling

Shipping and handling charges billed to customers are recorded as revenue.  Shipping and handling costs are recorded within cost of goods sold on the statement of operations.

Advertising

Advertising costs are expensed as incurred. Total advertising expenses were approximately $0 for 2010 and $1,600 in 2009.

Research and Development

Research and development costs are charged to operations as incurred.  Research and development costs were approximately $10,000 and $71,000 in 2010 and 2009, respectively.

Revenue Recognition   We recognize revenue in accordance with the SEC’s Staff Accounting Bulletin No. 101, Revenue Recognition in Financial Statements, as amended by Staff Accounting Bulletin No. 104 (together, SAB 101), and ASC 605 Revenue Recognition.

Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed and determinable and collectability is probable. Delivery is considered to have occurred upon either shipment of the product or arrival at its destination based on the shipping terms of the transaction. Our standard terms specify that shipment is FOB BioDrain and we will, therefore recognize revenue upon shipment in most cases. This revenue recognition policy applies to shipments of our FMS units as well as shipments of cleaning solution kits. When these conditions are satisfied, we recognize gross product revenue, which is the price we charge generally to our customers for a particular product.  Under our standard terms and conditions there is no provision for installation or acceptance of the product to take place prior to the obligation of the customer.  The Customer’s right of return is limited only to our standard warranty whereby we replace or repair, at our option, and it would be very rare that the unit or significant quantities of cleaning solution kits may be returned.  Additionally, since we buy both the FMS units and cleaning solution kits from “turnkey” suppliers we would have the right to replacements from the suppliers if this situation should occur.

Receivables

Receivables are reported at the amount the Company expects to collect on balances outstanding at year end. The Company has concluded there will be no losses on balances outstanding at year end.

Property and Equipment
Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation of property and equipment is computed using the straight-line method over the estimated useful lives of the respective assets. Estimated useful asset life by classification is as follows:

Years
Computers and office equipment	3
Furniture and fixtures	5

Upon retirement or sale, the cost and related accumulated depreciation are removed from the balance sheet and the resulting gain or loss is reflected in operations. Maintenance and repairs are charged to operations as incurred.

Intangible Assets
Intangible assets consist of patent costs. These assets are not subject to amortization until the property patented is in production. The assets are reviewed for impairment annually, and impairment losses, if any, are charged to operations when identified. No impairment losses have been identified by management.

Income Taxes
The Company accounts for income taxes in accordance with ASC 740- Income Taxes(“ASC 740”). Under ASC 740, deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and net operating loss and credit carry forwards using enacted tax rates in effect for the year in which the differences are expected to impact taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company reviews income tax positions expected to be taken in income tax returns to determine if there are any income tax uncertainties. The Company recognizes tax benefits from uncertain tax positions only if it is more likely than not that the tax positions will be sustained on examination by taxing authorities, based on technical merits of the positions. The Company has identified no income tax uncertainties.

Tax years subsequent to 2006 remain open to examination by federal and state tax authorities.

Patents and Intellectual Property
The Company, in June 2008, completed and executed an agreement to secure exclusive ownership of the patent- from an inventor, Marshall Ryan. Mr. Ryan received a combination of cash and warrants, and he will receive a 4% royalty on FMS (the Product) sales for the life of the patent. At the signing of the agreement, Mr. Ryan received $75,000 in exchange for the exclusive assignment of the patent.  In addition, on June 30, 2009, Mr. Ryan, through his Mid-State Stainless, Inc. entity, was entitled to receive $100,000 as payment (currently recorded as an account payable with the Company) for past research and development activities.  Should Mr. Ryan be utilized in the future for additional product development activities, he will be compensated at a rate of ninety five dollars ($95.00) per hour.

Mr. Ryan also received a warrant, with immediate vesting, to purchase 150,000 shares of our common stock at a price of $.35 per share.  The warrant has a term of five years, ending on June 30, 2013 and is assigned a value of $28,060 using a Black-Scholes formula and this amount was expensed as consulting expense in 2008 using a 5 year expected life, a 3.73% risk free interest rate, an expected 59% volatility and a zero dividend rate. Should there be a change in control of the Company (defined as greater than 50% of the Company’s outstanding stock or substantially all of its assets being transferred to one independent person or entity), Mr. Ryan will be owed a total of $2 million to be paid out over the life of the patent if the change in control occurs within 12 months of the first sale of the Product; or $1 million to be paid out over the life of the patent if the change in control occurs between 12 and 24 months of the first sale of the Product; or $500,000 to be paid out over the life of the patent if the change in control occurs between 24 and 36 months of the first sale of the Product. There will be no additional payment if a change in control occurs more than 36 months after the first sale of the Product.

Subsequent Events
The Company has evaluated any subsequent events through the date of this filing.  The Company has raised $150,000 through the issuance of convertible debt and warrants and has also raised $543,000 through the sale of stock Units, including common stock and warrants, during the three months ended March 31, 2011.  The Company does not believe there are other subsequent events that require disclosure.